EMPLOYEE BENEFIT PLAN (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Retirement Benefits [Abstract]
Employee benefits expensed	$ 27,591	¥ 197,657	$ 60,377	¥ 435,616